Leasing Arrangements (Schedule Of Aggregate Minimum Rental Commitments Under Noncancelable Leases) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Leasing Arrangements [Abstract]
Contractually required capital lease payments, due within one year of the balance sheet date	$ 92
Contractually required capital lease payments, due within the second year from the balance sheet date	88
Contractually required capital lease payments, due within the third year from the balance sheet date	66
Contractually required capital lease payments, due within the fourth year from the balance sheet date	53
Contractually required capital lease payments, due within the fifth year from the balance sheet date	47
Contractually required capital lease payments, due after the fifth year from the balance sheet date	130
Contractually required capital lease payments	476
Less interest and executory costs	124
Present value of minimum lease payments	352
Less current installments	66
Long-term obligation at December 31, 2011	286
Contractually required operating lease payments, due within one year of the balance sheet date	2,004
Contractually required operating lease payments, due within the second year from the balance sheet date	1,779
Contractually required operating lease payments, due within the third year from the balance sheet date	1,558
Contractually required operating lease payments, due within the fourth year from the balance sheet date	1,298
Contractually required operating lease payments, due within the fifth year from the balance sheet date	1,004
Contractually required operating lease payments, due after the fifth year from the balance sheet date	4,746
Contractually required operating lease payments	$ 12,389